Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Acquired Intangible Asset Balances	The following table summarizes the components of acquired intangible asset balances.
	2024	2023
	In thousands of USD
Software	$18,903	$15,345
Customer relationship	3,529	-
Less: accumulated amortization	(11,380)	(9,317)
Intangible assets, net	$11,052	$6,028

Schedule of Future Amortization Expense of the Intangible Assets

The future amortization expense of the intangible assets for the twelve months ending December 31 of the following years is expected as follows:

Year ending December 31,	Amortization expenses
In thousands of USD
2025	$3,142
2026	2,932
2027	2,502
2028	1,736
2029	740
Total	$11,052